Segment information - geographical areas (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of geographical location
Number of reportable segments | segment	1
Total Revenue	$ 24,384	$ 22,090	$ 22,465
UK | Operating segments
Disclosure of geographical location
Total Revenue	1,822	2,390	3,240
External
Disclosure of geographical location
Total Revenue	22,562	19,700	19,225
Europe | Operating segments
Disclosure of geographical location
Total Revenue	4,162	3,820	4,557
France | Operating segments
Disclosure of geographical location
Total Revenue	578	617	701
Germany | Operating segments
Disclosure of geographical location
Total Revenue	704	592	541
Italy | Operating segments
Disclosure of geographical location
Total Revenue	396	426	514
Spain | Operating segments
Disclosure of geographical location
Total Revenue	359	396	447
Sweden | Operating segments
Disclosure of geographical location
Total Revenue	834	477	842
Others | Operating segments
Disclosure of geographical location
Total Revenue	1,291	1,312	1,512
The Americas | Operating segments
Disclosure of geographical location
Total Revenue	9,327	8,529	7,957
Canada | Operating segments
Disclosure of geographical location
Total Revenue	466	483	482
US | Operating segments
Disclosure of geographical location
Total Revenue	8,047	7,240	6,666
Others | Operating segments
Disclosure of geographical location
Total Revenue	814	806	809
Asia, Africa And Australasia | Operating segments
Disclosure of geographical location
Total Revenue	9,073	7,351	6,711
Australia | Operating segments
Disclosure of geographical location
Total Revenue	266	313	377
China | Operating segments
Disclosure of geographical location
Total Revenue	4,867	3,778	2,955
Japan | Operating segments
Disclosure of geographical location
Total Revenue	2,522	1,952	2,172
Others | Operating segments
Disclosure of geographical location
Total Revenue	$ 1,418	$ 1,308	$ 1,207